Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Product Sales	$ 20,152	$ 21,319	$ 23,641
Externalisation Revenue	2,313	1,683	1,067
Externalisation Revenue
Revenues
Royalty income	108	119	87
Oncology
Revenues
Product Sales	4,024	3,383	2,825
Tagrisso
Revenues
Product Sales	955	423	19
Faslodex
Revenues
Product Sales	941	830	704
Zoladex
Revenues
Product Sales	735	816	816
Zoladex | TerSera Therapeutics LLC
Revenues
Externalisation Revenue	250
Iressa
Revenues
Product Sales	528	513	543
Lynparza
Revenues
Product Sales	297	218	94
Arimidex
Revenues
Product Sales	217	232	250
Casodex
Revenues
Product Sales	215	247	267
Oncology, Others
Revenues
Product Sales	136	104	132
Durvalumab | Celgene
Revenues
Externalisation Revenue			450
Cardiovascular And Metabolic Diseases
Revenues
Product Sales	7,266	8,116	9,489
Crestor
Revenues
Product Sales	2,365	3,401	5,017
Brilinta
Revenues
Product Sales	1,079	839	619
Farxiga
Revenues
Product Sales	1,074	835	492
Seloken/Toprol-XL
Revenues
Product Sales	695	737	710
Seloken/Toprol-XL | Aralez Pharmaceuticals Inc.
Revenues
Externalisation Revenue		175
Onglyza
Revenues
Product Sales	611	720	786
Bydureon
Revenues
Product Sales	574	578	580
Atacand
Revenues
Product Sales	300	315	358
Byetta
Revenues
Product Sales	176	254	316
Plendil
Revenues
Product Sales	110	136	234
Plendil | China Medical System Holdings Ltd
Revenues
Externalisation Revenue		298
Cardiovascular And Metabolic Diseases, Others
Revenues
Product Sales	282	301	377
Respiratory
Revenues
Product Sales	4,706	4,753	4,987
Symbicort
Revenues
Product Sales	2,803	2,989	3,394
Pulmicort
Revenues
Product Sales	1,176	1,061	1,014
Daliresp/Daxas
Revenues
Product Sales	198	154	104
Tudorza/Eklira
Revenues
Product Sales	150	170	190
Respiratory, Others
Revenues
Product Sales	379	379	285
Other
Revenues
Product Sales	4,156	5,067	6,340
Nexium
Revenues
Product Sales	1,952	2,032	2,496
Synagis
Revenues
Product Sales	687	677	662
Seroquel XR
Revenues
Product Sales	332	735	1,025
Losec/Prilosec
Revenues
Product Sales	271	276	340
Local Anaesthetics
Revenues
Product Sales	228	329	404
Local Anaesthetics | Aspen Global Incorporated
Revenues
Externalisation Revenue		520
Seroquel IR
Revenues
Product Sales	179	231	250
Movantik
Revenues
Product Sales	122	91	29
Movantik | Daiichi Sankyo
Revenues
Externalisation Revenue			200
FluMist/Fluenz
Revenues
Product Sales	78	104	288
Diprivan
Revenues
Product Sales	64	143	200
Merrem
Revenues
Product Sales	37	201	241
Other, Others
Revenues
Product Sales	206	$ 248	405
Brodalumab | Valeant and Leo
Revenues
Milestone income	150
Brodalumab | Valeant
Revenues
Externalisation Revenue			$ 100
Lynparza and Selumetinb | MSD
Revenues
Externalisation Revenue	1,247
Anaesthetics Medicines Portfolio | Aspen Global Incorporated
Revenues
Milestone income	150
MEDI8897 | Sanofi Pasteur Inc
Revenues
Milestone income	$ 127